Condensed Financial Information of the Parent Company Only (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from bank subsidiaries	$ 20,484	$ 22,364
Deferred tax asset	10,087	10,598
Other assets	10,548	11,843
Total assets	1,200,921	1,169,731
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	9,736	8,820
Stockholders' equity	87,286	80,568	$ 74,380	$ 92,220
Total liabilities and stockholders' equity	1,200,921	1,169,731
HAWTHORN BANCSHARES, INC.
Assets
Cash and due from bank subsidiaries	4,971	1,024
Investment in equity securities	1,486	1,486
Investment in subsidiaries	134,099	130,728
Deferred tax asset	2,116	1,989
Other assets	7	308
Total assets	142,679	135,535
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	5,907	5,481
Stockholders' equity	87,286	80,568
Total liabilities and stockholders' equity	$ 142,679	$ 135,535